SHAREHOLDERS' EQUITY - Schedule of Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	1,179,972
Granted (in shares)	344,450
Exercised (in shares)	(217,760)
Cancelled (in shares)	(761)
Forfeited (in shares)	(52,107)
Ending balance (in shares)	1,253,794	1,179,972
Exercisable (in shares)	461,353
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 23.76
Granted (in usd per share)	13.40
Exercised (in usd per share)	11.18
Cancelled (in usd per share)	2.80
Forfeited (in usd per share)	0.30
Ending balance (in usd per share)	24.08	$ 23.76
Exercisable (in usd per share)	$ 57.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted- average remaining contractual term (in years)	4 years 3 months	4 years 3 months 21 days
Exercisable	2 years 11 months 15 days
Aggregate intrinsic value
Intrinsic value, outstanding	$ 221,610	$ 200,905
Intrinsic value, exercisable	$ 67,013